Cover	12 Months Ended
Aug. 31, 2025
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	FACTSET RESEARCH SYSTEMS INC
Entity Central Index Key	0001013237